UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 102, Omaha, NE   68137

(Address of principal executive offices)

(Zip code)

James P. Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

10/31

Date of reporting period: 10/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

LJM Preservation and Growth Fund

Class A Shares (LJMAX)

Class I Shares (LJMIX)

Annual Report

October 31, 2013

Advised by:

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

www.ljmfunds.com

1-855-LJM-FUND

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear LJM Preservation & Growth Fund Shareholders,

The fiscal year ending October 31, 2013 presented very challenging market conditions for LJM’s Preservation & Growth strategy. From the very start of this time period, market investors observed volatility levels below the historic average, which were at odds with significant macro economic risk and uncertainty.  Equity markets started 2013 extremely strong.  The S&P 500 Index impressively gained over 10% in the first quarter.  After nearly five and a half years, the S&P finally broke its previous all time high on the last day of the quarter.  The LJM Preservation & Growth Fund is designed to accept modest losses during extreme bull markets as seen in Q1, so the first quarter returns were in line with expectations.  Preservation & Growth specifically targets low correlation to equity markets through the type of hedging that it employs:  upside risk mitigation is predominantly reactive, while downside hedging is largely proactive.  LJM's belief is that markets are historically more vulnerable to large downside draws in shorter periods of time than gap moves to the upside.  Therefore, we position the portfolio in such a way that we are more proactive in downside risk mitigation.  Since reactive hedging is less cost efficient than proactive hedging, the strategy inherently has more exposure to market rallies.

As 2013 progressed, the S&P momentum continued to increase in an unprecedented manner.  Following Q'1 2013, the LJM investment management team structured portfolios accepting risk that the upper bound of the S&P 500 index would stay within the bounds of major bank and prominent equity analysts forecasts through the first half of the year.  The broad consensus among analysts was a 2013 high in the low 1600s.  Accordingly, LJM positioned the portfolio to maintain low levels of risk at S&P levels up to 1650, while accepting higher levels of risk for rapid moves above 1650, well beyond the prominent equity forecast.

As the S&P index moved higher throughout the first quarter, LJM strategies adjusted and retained portfolio positions to profit when the rate of increase of market gains would slow.   When the Federal Reserve announced its $85 billion bond buying program and continued to inject market liquidity at record levels, the "perfect storm" materialized for LJM Preservation & Growth.

On April 19th, the S&P intraday low was 1539.40, and LJM portfolios maintained attractive reward/risk profiles up to the 1650 trading range.  In just 24 trading days, the S&P 500 hit an intraday high of 1687.18 for an aggressive 9.61% increase. Both JP Morgan and Goldman Sachs adjusted their previous 2013 targets for the S&P to 1750.  The rapid rate of the market increase and elevated call volatility stressed LJM portfolios, which forced LJM to accept extreme losses in May.

After an astonishing equity run first half of the year, it seemed as if it was impossible for equity markets to continue to keep up the pace, but equities maintained phenomenal momentum.  The S&P hit more all time highs in July and then September.  The ongoing bull market tested LJM’s ability to implement lessons learned in May.  In May, the S&P rallied an impressive +5.46% over 14 trading days.  Enter September and the S&P soared an even more impressive +5.67% in just 12 trading days, but the LJM portfolio management team was able to implement tactics based on lessons learned and contain losses significantly better.

Amazingly, the S&P 500 added another 4.8% in October to its 2013 gains. The last time that the benchmark equity index saw this level of gains over the first ten months was in 1997.  Market commentary among analysts and investment managers is developing a recurring theme that the Fed’s stimulus behavior may contribute to a “bubble-like” environment.  While the overall economy is not growing at any significant rate, equity prices are extending beyond fair value based on traditional economic indicators and historical fundamentals.

Analysts and economists are struggling to find a year in the past that behaved similar to 2013.  Despite weakness in the economy, corporations are maintaining strong balance sheets and money continues to flood from the sidelines into equity markets.  According to CNNMoney and research firm TrimTabs, 2013 includes three of the top five monthly stock fund inflows on record and investors are on track to pour the most money into stock funds since 2000.

What do these conditions mean for LJM moving forward?  LJM’s primary goal is to deliver capital appreciation for the patient investor, but within the confines of our investment philosophy.  LJM’s strategy offers investors exposure to market volatility, which is a unique and historically uncorrelated return driver than pure equity exposure.  The portfolio management team does not attempt to predict market direction, but aims to maximize return potential while maintaining an emphasis on risk management.  Historically, implied volatility has exceeded realized volatility a vast majority of the time.  This phenomenon is expected to continue in the future, which is why LJM believes that employing a strategy that aims to capture the difference between implied and realized volatility is sustainable over time.  The reason that every investor does not create their own portfolio to capture this spread is that the strategy requires an immense amount of expertise, experience, and discipline.  2013 has challenged that discipline by presenting a new market environment.  Our investment management team, led by Anish Parvataneni, has maintained the integrity of the strategy by avoiding market bias and continuing to accept higher levels of upside risk to maximize the downside risk mitigation.  All at the same time, LJM is aiming to maximize return potential within these confines.

Ultimately, the reward for changing portfolio positioning to anticipate continued upside momentum is not worth carrying the accompanying risk associated with a market correction.  While we empathize with clients who are navigating through the drawdown and recent volatility, we hope that you appreciate LJM’s dedication to always providing a consistent exposure to the volatility asset class in your portfolio.

We remain optimistic that there are market scenarios over the next few months that can increase the fund’s trajectory back towards the high water mark.  The portfolio still maintains exposure to significant market momentum (in either direction) that will trigger risk reduction and decrease return potential.  LJM has a long track record of evolving with markets, and we intend to maintain our position as a top options and volatility manager in the business.

3081-NLD-12/16/2013

LJM Preservation and Growth Fund
Portfolio Review (Unaudited)
October 31, 2013

The Fund's performance figures* for the period ended October 31, 2013, compared to its benchmarks:

Since Inception(a)
Class A	-10.40%
Class A with Load**	-15.55%
Class I	-10.20%
S&P 500 Total Return Index(b)	22.25%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 2.45% and 2.20% for Class A and Class I shares, respectively, through February 28, 2014.  Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. For performance information current to the most recent month-end, please call toll-free 1-855-LJM-FUND.

** Class A with load total return is calculated using the maximum sales charge of 5.75%
(a) LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(b) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.
Comparison of the Change in Value of a $10,000 Investment

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

LJM Preservation and Growth Fund
Portfolio of Investments
October 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS* - 2.5%
88	S&P 500 Index Future	11/15/2013	$ 1,380	$ 2,200
139	S&P 500 Index Future	11/15/2013	1,400	5,213
44	S&P 500 Index Future	11/15/2013	1,440	2,750
138	S&P 500 Index Future	11/15/2013	1,465	10,350
55	S&P 500 Index Future	11/15/2013	1,475	4,812
39	S&P 500 Index Future	11/15/2013	1,510	4,875
61	S&P 500 Index Future	11/15/2013	1,520	8,388
60	S&P 500 Index Future	11/15/2013	1,530	8,250
155	S&P 500 Index Future	11/15/2013	1,540	23,250
56	S&P 500 Index Future	11/15/2013	1,550	9,100
45	S&P 500 Index Future	11/15/2013	1,560	7,875
48	S&P 500 Index Future	11/15/2013	1,630	14,400
13	S&P 500 Index Future	11/15/2013	1,650	4,875
85	S&P 500 Index Future	11/15/2013	1,700	81,812
50	S&P 500 Index Future	11/15/2013	1,710	63,750
35	S&P 500 Index Future	11/15/2013	1,720	59,500
27	S&P 500 Index Future	12/20/2013	1,380	5,063
39	S&P 500 Index Future	12/20/2013	1,500	17,063
53	S&P 500 Index Future	12/20/2013	1,530	31,138
78	S&P 500 Index Future	12/20/2013	1,555	56,550
153	S&P 500 Index Future	12/20/2013	1,600	177,862
27	S&P 500 Index Future	12/20/2013	1,630	43,200
20	S&P 500 Index Future	12/20/2013	1,640	37,000
26	S&P 500 Index Future	12/20/2013	1,650	55,250
50	S&P 500 Index Future	12/20/2013	1,660	120,000
38	S&P 500 Index Future	12/20/2013	1,680	115,900
19	S&P 500 Index Future	1/17/2014	1,425	12,350
	TOTAL PUT OPTIONS (Cost - $1,889,385)			982,776

	CALL OPTIONS* - 3.6%
20	S&P 500 Index Future	11/15/2013	1,730	150,500
19	S&P 500 Index Future	11/15/2013	1,735	125,400
19	S&P 500 Index Future	11/15/2013	1,745	92,625
74	S&P 500 Index Future	11/15/2013	1,755	251,600
62	S&P 500 Index Future	11/15/2013	1,765	137,950
40	S&P 500 Index Future	11/15/2013	1,850	1,000
60	S&P 500 Index Future	11/15/2013	1,875	750
65	S&P 500 Index Future	12/20/2013	1,780	277,875
40	S&P 500 Index Future	12/20/2013	1,800	102,000
104	S&P 500 Index Future	12/20/2013	1,810	197,600
12	S&P 500 Index Future	12/20/2013	1,820	16,800
25	S&P 500 Index Future	12/20/2013	1,855	10,937
25	S&P 500 Index Future	12/20/2013	1,875	5,625
	TOTAL CALL OPTIONS (Cost - $1,010,861)			1,370,662
Shares
	SHORT-TERM INVESTMENTS - 39.2%
15,061,399	Dreyfus Cash Management, Institutional Shares, 0.001%**
	TOTAL SHORT-TERM INVESTMENTS (Cost - $15,061,399)			15,061,399

	TOTAL INVESTMENTS - 45.3% (Cost - $17,961,645) (a)			$ 17,414,837
	OTHER ASSETS LESS LIABILITIES - 54.7%			21,000,140
	NET ASSETS - 100.0%			$ 38,414,977

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Portfolio of Investments (Continued)
October 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	PUT OPTIONS WRITTEN* - (5.6%)
74	S&P 500 Index Future	11/15/2013	$ 1,420	$ 3,700
88	S&P 500 Index Future	11/15/2013	1,430	4,400
68	S&P 500 Index Future	11/15/2013	1,445	4,250
18	S&P 500 Index Future	11/15/2013	1,450	1,125
72	S&P 500 Index Future	11/15/2013	1,460	5,400
107	S&P 500 Index Future	11/15/2013	1,480	9,363
88	S&P 500 Index Future	11/15/2013	1,490	8,800
63	S&P 500 Index Future	11/15/2013	1,500	7,087
142	S&P 500 Index Future	11/15/2013	1,515	17,750
118	S&P 500 Index Future	11/15/2013	1,525	16,225
130	S&P 500 Index Future	11/15/2013	1,535	19,500
141	S&P 500 Index Future	11/15/2013	1,545	22,913
147	S&P 500 Index Future	11/15/2013	1,555	23,888
120	S&P 500 Index Future	11/15/2013	1,580	24,000
52	S&P 500 Index Future	11/15/2013	1,590	11,700
19	S&P 500 Index Future	11/15/2013	1,600	4,750
112	S&P 500 Index Future	11/15/2013	1,620	30,800
17	S&P 500 Index Future	11/15/2013	1,625	4,887
134	S&P 500 Index Future	11/15/2013	1,645	46,900
83	S&P 500 Index Future	11/15/2013	1,660	37,350
143	S&P 500 Index Future	11/15/2013	1,670	78,650
130	S&P 500 Index Future	11/15/2013	1,680	84,500
103	S&P 500 Index Future	11/15/2013	1,695	88,837
130	S&P 500 Index Future	11/15/2013	1,705	143,000
16	S&P 500 Index Future	11/15/2013	1,715	23,600
61	S&P 500 Index Future	12/20/2013	1,350	9,150
69	S&P 500 Index Future	12/20/2013	1,375	12,075
85	S&P 500 Index Future	12/20/2013	1,390	17,000
22	S&P 500 Index Future	12/20/2013	1,420	5,225
41	S&P 500 Index Future	12/20/2013	1,430	10,762
41	S&P 500 Index Future	12/20/2013	1,440	11,787
32	S&P 500 Index Future	12/20/2013	1,460	10,800
20	S&P 500 Index Future	12/20/2013	1,480	7,500
53	S&P 500 Index Future	12/20/2013	1,490	21,200
114	S&P 500 Index Future	12/20/2013	1,525	64,125
103	S&P 500 Index Future	12/20/2013	1,535	63,088
185	S&P 500 Index Future	12/20/2013	1,560	127,188
123	S&P 500 Index Future	12/20/2013	1,570	93,787
274	S&P 500 Index Future	12/20/2013	1,590	232,900
269	S&P 500 Index Future	12/20/2013	1,595	282,450
133	S&P 500 Index Future	12/20/2013	1,610	147,963
153	S&P 500 Index Future	12/20/2013	1,625	195,075
26	S&P 500 Index Future	12/20/2013	1,645	39,000
38	S&P 500 Index Future	12/20/2013		75,050
	TOTAL PUT OPTIONS WRITTEN (Premiums - $4,259,192)			2,149,500

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Portfolio of Investments (Continued)
October 31, 2013

Contracts		Expiration Date	Exercise Price	Value
	CALL OPTIONS WRITTEN* - (5.6%)
39	S&P 500 Index Future	11/15/2013	$ 1,740	$ 222,300
79	S&P 500 Index Future	11/15/2013	1,750	323,900
76	S&P 500 Index Future	11/15/2013	1,770	133,000
43	S&P 500 Index Future	11/15/2013	1,780	43,538
308	S&P 500 Index Future	11/15/2013	1,790	161,700
190	S&P 500 Index Future	11/15/2013	1,795	71,250
76	S&P 500 Index Future	11/15/2013	1,800	19,950
65	S&P 500 Index Future	11/15/2013	1,805	12,188
65	S&P 500 Index Future	12/20/2013	1,795	190,125
39	S&P 500 Index Future	12/20/2013	1,805	85,800
105	S&P 500 Index Future	12/20/2013	1,815	170,625
239	S&P 500 Index Future	12/20/2013	1,825	283,812
238	S&P 500 Index Future	12/20/2013	1,830	240,975
192	S&P 500 Index Future	12/20/2013	1,845	120,000
145	S&P 500 Index Future	12/20/2013	1,850	76,125
	TOTAL CALL OPTIONS WRITTEN (Premiums - $2,095,940)			2,155,288

* Non-income producing security.
** Rate shown represents the rate at October 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including written options, is $11,606,513 and differs from market value by net unrealized appreciation (depreciation) as follows:

			Unrealized appreciation	$ 3,192,862
			Unrealized depreciation	(1,689,326)
			Net unrealized depreciation	$ 1,503,536

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement Of Assets and Liabilities
October 31, 2013

ASSETS
Investment securities:
At cost	$ 17,961,645
At value	$ 17,414,837
Deposit with broker	25,247,606
Interest receivable	356
Receivable for Fund shares sold	39,676
Prepaid expenses and other assets	56,665
TOTAL ASSETS	42,759,140

LIABILITIES
Options written, at value (Premiums received $6,355,132)	4,304,788
Investment advisory fees payable	25,931
Distribution (12b-1) fees payable	1,074
Fees payable to other affiliates	1,679
Accrued expenses and other liabilities	10,691
TOTAL LIABILITIES	4,344,163
NET ASSETS	$ 38,414,977

NET ASSETS CONSIST OF:
Paid in capital	$ 42,090,517
Undistributed net investment loss	(572,155)
Accumulated net realized loss from options contracts	(4,606,921)
Net unrealized appreciation on options contracts	1,503,536
NET ASSETS	$ 38,414,977

NET ASSET VALUE PER SHARE:

Class A Shares:
Net Assets	$ 5,097,045
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	569,050
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$ 8.96
Maximum offering price per share (maximum sales charge of 5.75%)	$ 9.51

Class I Shares:
Net Assets	$ 33,317,932
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	3,712,293
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 8.98

(a)	Redemptions made within 90 days of purchases may be assessed a redemption fee of 1.00%.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Operations
For the Period Ended October 31, 2013 (a)

INVESTMENT INCOME
Interest	$ 4,207
TOTAL INVESTMENT INCOME	4,207

EXPENSES
Investment advisory fees	500,777
Distribution (12b-1) fees: Class A	8,487
Legal fees	140,151
Trustees fees and expenses	42,921
Registration fees	37,391
Administrative services fees	36,758
Transfer agent fees	33,669
Accounting services fees	22,276
Printing and postage expenses	17,925
Compliance officer fees	17,144
Audit fees	15,000
Non 12B-1 Shareholder Services	12,204
Insurance expense	10,304
Custodian fees	4,197
Other expenses	4,195
TOTAL EXPENSES	903,399

Less: Fees waived by the Advisor	(327,037)

NET EXPENSES	576,362

NET INVESTMENT LOSS	(572,155)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Options purchased	(13,947,651)
Written options	9,874,310
Futures	(533,580)
Realized (loss) on investments	(4,606,921)

Net change in unrealized appreciation (depreciation) of:
Options purchased	(546,808)
Written options	2,050,344
Unrealized appreciation on investments	1,503,536

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(3,103,385)

NET DECREASE IN NET ASSETS	$ (3,675,540)

(a)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Statement of Changes in Net Assets
For the Period Ended October 31, 2013 (a)

FROM OPERATIONS
Net investment loss	$ (572,155)
Net realized loss from investments	(4,606,921)
Net change in unrealized appreciation from investments	1,503,536
Net decrease in net assets resulting from operations	(3,675,540)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,632,402
Class I	41,504,946
Redemption fee proceeds:
Class A	741
Class I	4,867
Payments for shares redeemed:
Class A	(1,061,454)
Class I	(4,990,985)
Net increase in net assets from shares of beneficial interest	42,090,517

TOTAL INCREASE IN NET ASSETS	38,414,977

NET ASSETS
Beginning of Period	-
End of Period*	$ 38,414,977
*Includes undistributed net investment loss of:	$ (572,155)

SHARE ACTIVITY
Class A:
Shares Sold	684,988
Shares Redeemed	(115,938)
Net increase in shares of beneficial interest outstanding	569,050

Class I:
Shares Sold	4,260,699
Shares Redeemed	(548,406)
Net increase in shares of beneficial interest outstanding	3,712,293

(a)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund
Financial Highlights
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period Ended	Period Ended
	October 31, 2013 (1)	October 31, 2013 (1)
	Class A	Class I
Net asset value, beginning of period	$ 10.00	$ 10.00

Activity from investment operations:
Net investment loss (2)	(0.19)	(0.17)
Net realized and unrealized
loss on investments	(0.85)	(0.85)
Total from investment operations	(1.04)	(1.02)

Paid-in-Capital From Redemption Fees (3)	0.00	0.00

Net asset value, end of period	$ 8.96	$ 8.98

Total return (4,5)	-10.40%	-10.20%

Net assets, at end of period (000s)	$ 5,097	$ 33,318

Ratio of gross expenses to average
net assets (6,7)	3.72%	3.47%
Ratio of net expenses to average
net assets (7)	2.45%	2.20%
Ratio of net investment income
to average net assets (7)	-2.43%	-2.18%

Portfolio Turnover Rate (5)	0%	0%

(1)	The LJM Preservation and Growth Fund commenced investment operations on January 9, 2013.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3) Amount represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(5) Not Annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(7) Annualized.

See accompanying notes to financial statements.

LJM Preservation and Growth Fund

Notes to Financial Statements

October 31, 2013

 1.

ORGANIZATION

The LJM Preservation and Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, open-end management investment company.  The Fund commenced investment operations on January 9, 2013. The investment objective is to seek capital appreciation and capital preservation with low correlation to the broader U.S. equity market.

The Fund offers Class A and Class I shares. Class C shares are currently not offered. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%.  Investors that purchase $1,000,000 or more of the Fund's Class A shares will not pay any initial sales charge on the purchase.  However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares.  All classes are subject to a 1% redemption fee on redemptions made with 90 days of the original purchase.  Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

Fair Value Team and Valuation Process.  This team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Purchased Put Options	$ 982,776	$ -	$ -	$ 982,776
Purchased Call Options	$ 1,370,662	$ -	$ -	$ 1,370,662
Short-Term Investments	$ 15,061,399	$ -	$ -	$ 15,061,399
Total Assets	$ 17,414,837	$ -	$ -	$ 17,414,837

Liablities
Put Options Written	$ 2,149,500	$ -	$ -	$ 2,149,500
Call Options Written	$ 2,155,288	$ -	$ -	$ 2,155,288
Total Liabilities	$ 4,304,788	$ -	$ -	$ 4,304,788

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Fund’s policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2013. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Options - Each Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term investments and options, for the period ended October 31, 2013 amounted to $0 and $0, respectively.

4.

OPTION CONTRACTS

During the period ended October 31, 2013, the Fund’s change in unrealized depreciation and realized gain/(loss) on option contracts subject to equity price risk amounted to $(546,808) and $2,050,344, on purchased options and written options respectively.

The number of option contracts written and the premiums received by the Fund during the period ended October 31, 2013 were as follows:

	Put Options		Call Options
	Number of Options	Option Premiums	Number of Options	Option Premiums
Options outstanding beginning of period	-	$ -	-	$ -
Options written	28,191	29,680,208	25,081	24,291,015
Options closed	(15,154)	(16,527,197)	(20,297)	(19,669,771)
Options expired	(8,880)	(8,893,819)	(2,885)	(2,525,304)
Options outstanding end of period	4,157	$ 4,259,192	1,899	$ 2,095,940

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for the Funds. The Fund’s primary risk exposure for derivative contracts was equity risk as of and for the period ended October 31, 2013.

5.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – LJM Funds Management, Ltd serves as the Fund’s Investment Advisor (the “Advisor”).  The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “waiver agreement”), until at least February 28, 2014, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 2.45% and 2.20% of the Fund’s average daily net assets for Class A and I shares, respectively, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.45% and 2.20% of average daily net assets attributable to Class A and I shares, respectively the Advisor shall be entitled to be reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.45% and 2.20% of average daily net assets for Class A and I shares, respectively.  If Fund Operating Expenses attributable to Class A and I shares subsequently exceed 2.45% and 2.20% per annum of the average daily net assets, the reimbursements shall be suspended. During the period ended October 31, 2013, the Advisor has reimbursed $327,037 in expenses to the Fund which may be recaptured through October 31, 2016.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class I shares. The Distributor is an affiliate of GFS. For the period ended October 31, 2013, the Distributor received $0 in underwriting commissions for sales of Class A shares, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

6.

 Distributions to Shareholders and Tax Components of Capital

As of October 31, 2013 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (3,103,385)	$ -	$ (572,155)	$ -	$ (3,675,540)

The difference between book basis and tax basis unrealized appreciation and accumulated net realized loss from investments is primarily attributable to the mark-to-market on open futures and options contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $572,155.

At October 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$ 1,241,354	$ 1,862,031	$ 3,103,385

7.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund in which the short-term redemption fee occurs.  For the period ended October 31, 2013, the Fund assessed $741 on Class A shares and $4,867 on Class I shares in redemption fees.

8.

 UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in the Dreyfus Cash Management Fund, Institutional Shares. The Fund may redeem its investment from the Dreyfus Cash Management Fund at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Dreyfus Cash Management Fund.  The Dreyfus Cash Management Fund invests in a diversified portfolio of high-quality, short-term debt securities, including securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The financial statements of the

LJM Preservation and Growth Fund

Notes to Financial Statements (Continued)

October 31, 2013

Dreyfus Cash Management Fund including the portfolio of investments, can be found at Dreyfus’ website www.dreyfus.com or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2013 the percentage of the Fund’s net assets invested in the Dreyfus Cash Management Fund was 39.2%.

9.

NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Fund’s financial statements.

10.

SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Two Roads Shared Trust

and the Shareholders of LJM Preservation and Growth Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of LJM Preservation and Growth Fund (the Fund), a separate series of the Two Roads Shared Trust, as of October 31, 2013, and the related statements of operations, changes in net assets and the financial highlights for the period from January 9, 2013 (commencement of operations) through October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LJM Preservation and Growth Fund as of October 31, 2013, the results of its operations, the changes in its net assets, and the financial highlights for the period from January 9, 2013 (commencement of operations) through October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado

December 30, 2013

LJM Preservation and Growth Fund

Expense Example

October 31, 2013

As a shareholder of the LJM Preservation and Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the LJM Preservation and Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period from May 1, 2013 through October 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 05/1/13	For the period	Value 10/31/13	the Period*
Actual
Class A	$ 1,000.00	2.45%	$ 931.40	$ 11.93
Class I	1,000.00	2.20%	932.50	10.72

	Beginning	Annualized	Ending	Expenses
	Account	Expense Ratio	Account	Paid During
	Value 5/1/13	For the period	Value 10/31/13	the Period*
Hypothetical
Class A	$ 1,000.00	2.45%	$ 1,012.85	$ 12.43
Class I	1,000.00	2.20%	1,014.12	11.17

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365.

LJM Preservation and Growth Fund

Additional Information (Unaudited)

October 31, 2013

Trustees and Officers.  The Trustees and officers of the Trust, together with information as to their principal business occupations during the past five years and other information, are shown below.   Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska  68130.

Independent Trustees

Name, Address, Year of Birth	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex	Other Directorships Held During Past 5 Years
Mark Garbin Year of Birth: 1951	Trustee, Valuation Committee Chairman	Indefinite, Since 2012	Managing Principal, Coherent Capital Management LLC (since 2007); Managing Director, Rabobank International (2006-2007)	9	Forethought Variable Insurance Trust (since 2013) (Lead Independent and Chairman of the Valuation Committee); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Mark D. Gersten Year of Birth: 1950	Chairman, Trustee, Audit Committee Chairman	Indefinite, Since 2012	Independent Consultant (since 2012); Senior Vice President – Global Fund Administration Mutual Funds & Alternative Funds, AllianceBernstein LP (since 1985)	9	Schroder Global Series Trust (since 2012); Northern Lights Fund Trust (since 2013); Northern Lights Variable Trust (since 2013)
Neil M. Kaufman Year of Birth: 1960	Trustee	Indefinite, Since 2012	Partner, Abrams Fensterman, Fensterman, Eisman, Formato, Ferrara & Einiger, LLP (since 2011); Partner, Davidoff, Malito & Hutcher, LLP (2004-2010)	9	None
Anita K. Krug Year of Birth: 1969	Trustee	Indefinite, Since 2012	Assistant Professor, University of Washington School of Law (since 2010); Partner, Howard Rice, P.C. (2007-2010); Associate, Howard Rice, P.C. (2002-2007)	9	None

LJM Preservation and Growth Fund

Additional Information (Unaudited) (Continued)

October 31, 2013

Officers of the Trust

Name, Address, Year of Birth	Position(s) Held with Registrant	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex*	Other Directorships Held During Past 5 Years
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	President Since Inception

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Richard A. Malinowski 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1983	Secretary Since 2013

Assistant Vice President, Gemini Fund Services, LLC, (2012 – present); Vice President and Manager, BNY Mellon Investment Servicing (US), Inc., (2011-2012); Senior Specialist, BNY Mellon Investment Servicing (US), Inc.(formerly PNC Global Investment Servicing (US) Inc.) (2008-2011).

			N/A	N/A
James Colantino 80 Arkay Drive Hauppauge, NY 11788 Year of Birth: 1969	Treasurer Since Inception	Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	N/A	N/A
William B. Kimme Year of Birth: 1962	Chief Compliance Officer Since Inception

Senior Compliance Officer, Northern Lights Compliance Services, LLC (September 2011 - present); Compliance Officer, Mick & Associates (August, 2009 - September 2011); Assistant Director, FINRA (January 2000 – August 2009).

			N/A	N/A

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION
Why?

Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

•

Social Security number and income

•

Account transactions and transaction history

•

Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Two Roads Shared Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or give us contact information

•

provide account information or give us your income information

•

make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

 Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you. • Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-LJM-FUND or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-LJM-FUND.

Investment Advisor

LJM Funds Management, Ltd.

One Financial Place

440 S. La Salle Street, Suite 2301

Chicago, IL 60605

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

ITEM 2. CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Trust Series	2013	2012
LJM Preservation & Growth of Income	13,000	0

(b)

Audit-Related Fees.  There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Trust Series	2013	2012
LJM Preservation & Growth of Income	2,500	0

(d)

All Other Fees.   The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2013 and 2012 respectively.

(e)(1)

The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
f)

Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2013 and 2012 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENT

Included in annual report to shareholders filed under item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable Fund is an open-end management investment company

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable Fund is an open-end management investment company

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable Fund is an open-end management investment company

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By Andrew Rogers	/s/ Andrew Rogers
President,
Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Andrew Rogers	/s/ Andrew Rogers
President
Date: January 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By James Colantino	/s/ James Colantino
Treasurer
Date: January 6, 2014